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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600




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Signature, Place, and Date of Signing:

    /s/ Talton R. Embry      New York, New York    May 13, 1999
    _______________________  _____________________ ____________
         [Signature]            [City, State]        [Date]
















































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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $185,185
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-


























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
                                                   Form 13F INFORMATION TABLE
   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5                   COLUMN 6     COLUMN 7            COLUMN 8

                       TITLE                                  SHRS OR      SH/   PUT/    INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP      VALUE          PRN AMT      PRN   CALL    DISCRETION   MGRS SOLE      SHARED   NONE
-------------------    ---------    ---------  ------------   -----------  ----  ----    -----------  ---- --------  ------  ----

ADVANTICA RESTAURANT   COMMON STOCK  00758B109  12921865       2584373                   Shared-other       1558263  1026110
GROUP

AIRLEASE LTD L.P       COMMON STOCK  9366105     1956325        159700                   Shared-other         30300   129400

AMERICAN MEDIA INC.-   COMMON STOCK  02744L100    234600         40800                   Shared-other                  40800
CLASS A

AMERICAN STRATEGIC     COMMON STOCK  30099105    3292386        275802                   Shared-other         63969   211833
INCOME II

ASTRA AB-              COMMON STOCK  46298105    1169813         51000                   Shared-other                  51000
SPONS ADR

AMERICAN REAL ESTATE   COMMON STOCK  29169109    1381477        168730                   Shared-other         39630   129100
PARTNERS, L.P.

ASSOCIATED ESTATES     COMMON STOCK  45604105    2841088        272200                   Shared-other         95900   176300
REALTY CORP.

ASSET INVESTORS        COMMON STOCK  45417201    2132400        177700                   Shared-other         93680    84020
CORP.

AMERICAN INT'L GROUP   COMMON STOCK  26874107     259103          2148                   Shared-other                   2148

ACADIA REALTY TRUST    COMMON STOCK  4239109     1608600        306400                   Shared-other        170900   135500

ANACOMP INC.           COMMON STOCK  32371106   70889483       4413353                   Shared-other       3475410   937943
NEW COMMON STOCK

AMERICAN STORES CO.    COMMON STOCK  30096101     495000         15000                   Shared-other                  15000

ASCEND COMMUNICATION   COMMON STOCK  43491109     920563         11000                   Shared-other                  11000

ATLANTIC REALTY        COMMON STOCK  48798102    1648350        237600                   Shared-other        108300   129300
TRUST

BRISTOL-MYERS SQUIBB   COMMON STOCK  110122108    375773          5860                   Shared-other                   5860

BURNHAM PACIFIC        COMMON STOCK  12232C108    561288         54100                   Shared-other                  54100
PROPERTIES INC.


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

BANYAN STRATEGIC       COMMON STOCK  06683M102   5488031       1111500                   Shared-other      670000     441500
REALTY TRUST

CONCENTRA MANAGED      COMMON STOCK  20589T103    391500         27000                   Shared-other                  27000
CARE INC.

COLEMAN CO. INC.       COMMON STOCK  193559101   1509750        183000                   Shared-other                 183000

CALTON INC.            COMMON STOCK  131380206    580163        515700                   Shared-other                 515700

CENTERTRUST RETAIL     COMMON STOCK  152038105   3062450        266300                   Shared-other        152900   113400
PROPERTIES

CVS CORP               COMMON STOCK  126650100   2212075         46570                   Shared-other                  46570
COMMON STOCK

DYNEX CAPITAL INC.     COMMON STOCK  26817Q100    627388        189400                   Shared-other                 189400

ELDERTRUST             COMMON STOCK  284560109   1205100        133900                   Shared-other                 133900

FIRST UNION REIT       COMMON STOCK  337400105  12556688       2870100                   Shared-other       1726400  1143700

GLOBAL HIGH INCOME     COMMON STOCK  37933G108    231750         20600                   Shared-other                  20600
DOLLAR FUND

GLIMCHER REALTY        COMMON STOCK  379302102   3825188        266100                   Shared-other        126100   140000
TRUST W/RIGHTS

HORIZON GROUP          COMMON STOCK  44041U102   1059161        242094                   Shared-other        211608    30486
PROPERTIES INC.

HOST MARRIOTT CORP.    COMMON STOCK  44107P104   1632928        146780                   Shared-other                 146780

HEARST-ARGYLE          COMMON STOCK  422317107    242138          9833                   Shared-other                   9833
TELEVISION 'A'

JPS TEXTILE            COMMON STOCK  46624E405  10278214       1827238                   Shared-other       1107827   719411
COMMON STOCK

KONOVER PROPERTY       COMMON STOCK  50047R100   1137625        191600                   Shared-other        161000    30600
TRUST

KRANZCO REALTY         COMMON STOCK  5.01E+107   3297164        279125                   Shared-other         93125   186000
TRUST

LASER MORTGAGE         COMMON STOCK  51806D100   1462280        268925                   Shared-other                 268925
MGMT INC.

LORAL SPACE & COMM.    PREFERRED     G56462149   2744950         53300                   Shared-other         37300    16000
$3.00 CV PFD



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LUCAS VARITY -         COMMON STOCK  549395101   1017500         22000                   Shared-other                  22000
PLC ADR

MACC PRIVATE           COMMON STOCK  552617102    148363         14300                   Shared-other                  14300
EQUITIES

MELLON BANK            COMMON STOCK  585509102    253350          3600                   Shared-other                   3600
COMMON STOCK

MGI PROPERTIES INC.    COMMON STOCK  552885105   1359853         49675                   Shared-other         29675    20000

MEDITRUST CORP         COMMON STOCK  58501T306    771125         62000                   Shared-other                  62000

OCWEN ASSET            COMMON STOCK  67574M106   2156081        584700                   Shared-other        359200   225500
INVESTMENT CORP.

OMEGA WORLDWIDE INC.   COMMON STOCK  68210B108    360000         96000                   Shared-other                  96000

PATRIOT AMER           COMMON STOCK  703352203    352359         68753                   Shared-other         12232    56521
HOSPITALITY INC.

PERINI CORP.           PREFERRED     713839306    457200         25400                   Shared-other                  25400
2.125 CV PFD

PHARMERICA INC.        COMMON STOCK  717135107    390000         78000                   Shared-other                  78000

PRICE ENTERPRISES      COMMON STOCK  741444202    579702        104216                   Shared-other         67139    37077
INC.

PRIME RETAIL INC.      COMMON STOCK  741570105   2025109        231441                   Shared-other         85130   146311

PRIME RETAIL INC.      COMMON STOCK  741570303   1175680         73480                   Shared-other         46240    27240
8.5% SER B CV

QUALIX GROUP INC.      COMMON STOCK  747586105    543750         75000                   Shared-other                  75000

RIVIERA HOLDINGS       COMMON STOCK  769627100     64750         14800                   Shared-other                  14800
CORP.

RAMCO-GERSHENSON       COMMON STOCK  751452202    470156         29500                   Shared-other         17100    12400
PROPERTIES

SAUL CENTERS INC.      COMMON STOCK  804395101   1282613         87700                   Shared-other         48400    39300

SUN HEALTHCARE         CONVERTIBLE   866933AA2    999500       9995000                   Shared-other       4855000  5140000
6% CV DEB 3/1/04

SIZELER PROPERTY       COMMON STOCK  830137105   1097250        133000                   Shared-other         57800    75200
INVESTORS

SUNBEAM CORP.          CONVERTIBLE   867071AA0   2826915      24852000                   Shared-other        187020  6150000


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0% SR SUB CV 3/25/18

TOWN & COUNTRY TRUST   COMMON STOCK  892081100   4550381        302100                   Shared-other        107100   195000

TELEBRAS SPON ADR      COMMON STOCK  87928R106    303131          3825                   Shared-other                   3825
(RCTB)

TEMPLETON EMERGING     COMMON STOCK  880192109    212931         21700                   Shared-other                  21700
MARKETS INC FD

SOUTHWEST GAS CORP.    COMMON STOCK  844895102    363000         13200                   Shared-other                  13200

U.S. FILTER CORP.      COMMON STOCK  911843209    499188         16300                   Shared-other                  16300

VENTAS INC.            COMMON STOCK  92276F100   2537400        422900                   Shared-other        201000   221900

WILSHIRE REIT          COMMON STOCK  971892104   2155313        605000                   Shared-other        440000   165000

GRAND TOTAL:                                 185,185,250

































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